Cover	Nov. 30, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 2, 2025, Capstone Holding Corp. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission that disclosed the closing of the acquisition (the “Acquisition”) contemplated by the an asset purchase agreement (the “Asset Purchase Agreement”), dated November 30, 2025, by and between TotalStone, LLC (“TotalStone”), the Company’s primary operating subsidiary, and Continental Stone Industries Inc., a Delaware corporation that is wholly owned by FCHI (“CSIA”), and Jeffery Leech as the representative of CSIA, to purchase all of the assets and assume certain of the liabilities of CSIA (the “Asset Purchase Transaction”); and (ii) a share purchase agreement (the “Share Purchase Agreement”), dated December 1, 2025, by and between InStone Canada Corp., a British Columbia corporation, an indirect wholly-owned subsidiary of the Company (“InStone Canada”), and Dream Family Holdings Ltd, Robert Jahnsen, The Jeffery Leech Family Trust, Jeffery Leech in his individual capacity, Wendy Chiavacci, Michael Siemens, Nathan Thompson, Curt Trierweiler, and Jeffery Leech in his capacity as the representative of the sellers of FCHI, to purchase all of the issued and outstanding shares of FCHI. The Acquisition closed on December 1, 2025. This Current Report on Form 8-K/A (the “Amendment”) amends the Original Report to include the financial statements required to be filed under Item 9.01(a) of Form 8-K and the pro forma financial information required to be filed under Item 9.01(b) of Form 8-K. Except as provided herein, the disclosures made in the Original Report remain unchanged.
Document Period End Date	Nov. 30, 2025
Entity File Number	001-33560
Entity Registrant Name	CAPSTONE HOLDING CORP.
Entity Central Index Key	0000887151
Entity Tax Identification Number	86-0585310
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5141 W. 122nd Street
Entity Address, City or Town	Alsip
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60803
City Area Code	708
Local Phone Number	371-0660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0005 per share
Trading Symbol	CAPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false